SECURITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

The amortized cost and fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2016
Available-for-sale securities
U.S. government-sponsored entities	$4,745	$—	$(26)	$4,719
Residential mortgage-backed securities (issued by government-sponsored entities)	65,584	466	(57)	65,993
Corporate	3,000	—	(19)	2,981
Small Business Administration loan pools	249	22	—	271
State and political subdivisions	501	7	—	508
Equity securities	500	4	—	504

	$74,579	$499	$(102)	$74,976

December 31, 2015
Available-for-sale securities
U.S. government-sponsored entities	$17,090	$23	$(77)	$17,036
Residential mortgage-backed securities (issued by government-sponsored entities)	109,784	234	(497)	109,521
Corporate	3,000	—	(46)	2,954
Small Business Administration loan pools	275	22	—	297
State and political subdivisions	504	4	—	508
Equity securities	500	—	(6)	494

	$131,153	$283	$(626)	$130,810

The amortized cost and fair value of held-to-maturity securities and the related gross unrecognized gains and losses were as follows:

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
June 30, 2016
Held-to-maturity securities
U.S. Government-sponsored entities	$2,188	$—	$—	$2,188
Residential mortgage-backed (securities issued by government sponsored entities)	233,302	4,058	(4)	237,356
Corporate	12,985	279	(546)	12,718
Small Business Administration loan pools	2,636	61	—	2,697
State and political subdivisions	66,398	3,078	(10)	69,466

	$317,509	$7,476	$(560)	$324,425

December 31, 2015
Held-to-maturity securities
U.S. Government-sponsored entities	$2,669	$—	$(26)	$2,643
Residential mortgage-backed (securities issued by government sponsored entities)	230,554	1,208	(769)	230,993
Corporate	12,983	135	(360)	12,758
Small Business Administration loan pools	2,863	17	(5)	2,875
State and political subdivisions	61,470	2,077	(14)	63,533

	$310,539	$3,437	$(1,174)	$312,802

The tables above present unrecognized losses on held-to-maturity securities since date of designation.

The fair value and amortized cost of debt securities at June 30, 2016, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Within one year	$—	$—	$2,259	$2,277
One to five years	501	508	19,722	20,447
Five to ten years	7,745	7,699	22,366	23,941
After ten years	249	272	39,860	40,404
Mortgage-backed securities	65,584	65,993	233,302	237,356

Total debt securities	$74,079	$74,472	$317,509	$324,425

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was approximately $295,301 at June 30, 2016 and $368,926 at December 31, 2015.

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2016 and December 31, 2015:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
June 30, 2016
Available-for-sale securities
U.S. Government-sponsored entities	$4,719	$(26)	$—	$—	$4,719	$(26)
Residential mortgage-backed (issued by government-sponsored entities)	10,306	(57)	—	—	10,306	(57)
Corporate	2,981	(19)	—	—	2,981	(19)

Total temporarily impaired securities	$18,006	$(102)	$—	$—	$18,006	$(102)

December 31, 2015
Available-for-sale securities
U.S. Government-sponsored entities	$9,923	$(77)	$—	$—	$9,923	$(77)
Residential mortgage-backed (issued by government-sponsored entities)	89,235	(497)	—	—	89,235	(497)
Corporate	2,954	(46)	—	—	2,954	(46)
Equity securities	—	—	494	(6)	494	(6)

Total temporarily impaired securities	$102,112	$(620)	$494	$(6)	$102,606	$(626)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
June 30, 2016
Held-to-maturity securities
Residential mortgage-backed (issued by government-sponsored entities)	10,469	(15)	35,829	(189)	46,298	(204)
Corporate	—	—	7,103	(546)	7,103	(546)
Small Business Administration loan pools	—	—	1,467	(8)	1,467	(8)
State and political subdivisions	2,725	(10)	—	—	2,725	(10)

Total temporarily impaired securities	$13,194	$(25)	$44,399	$(743)	$57,593	$(768)

December 31, 2015
Held-to-maturity securities
U.S. Government-sponsored entities	$2,643	$(26)	$—	$—	$2,643	$(26)
Residential mortgage-backed (issued by government-sponsored entities)	99,181	(1,077)	87,992	(1,629)	187,173	(2,706)
Corporate	5,505	(12)	7,253	(360)	12,758	(372)
Small Business Administration loan pools	1,315	(5)	1,560	(40)	2,875	(45)
State and political subdivisions	3,180	(29)	6,300	(77)	9,480	(106)

Total temporarily impaired securities	$111,824	$(1,149)	$103,105	$(2,106)	$214,929	$(3,255)

The tables above present unrealized losses on held-to-maturity securities since the date of purchase, independent of the impact associated with changes in cost basis upon transfer from the available-for-sale designation to the held-to-maturity designation. As of June 30, 2016, the Company held 4 available-for-sale securities and 29 held-to-maturity securities in an unrealized loss position.

Unrealized losses on securities have not been recognized into income because the security issuers are of high credit quality, management does not intend to sell and it is more likely than not that the Company will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates. The fair value is expected to recover as the securities approach maturity.

During the three months ended June 30, 2016, the Company recorded an other-than-temporary impairment loss in the amount of $415, reflected in net gains from securities transactions. The impairment loss reflects the difference between the amortized cost of the Company’s investment in AgriBank 9.125% subordinated notes, due July 2019 and the fair value attributable to AgriBank’s redemption call of those notes.

The proceeds from sales and the associated gains and losses on available-for-sale securities reclassified from other comprehensive income to income are listed below:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Proceeds	$50,499	$12,702	$70,957	$29,807
Gross gains	473	2	893	370
Gross losses	—	—	—	—
Income tax expense on net realized gains	181	1	342	142

NOTE 3 – SECURITIES

The amortized cost and fair value of available-for-sale securities and the related gross unrealized gains and losses recognized in accumulated other comprehensive income were as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2015
Available-for-sale securities
U.S. government-sponsored entities	$17,090	$23	$(77)	$17,036
Residential mortgage-backed securities (issued by government-sponsored entities)	109,784	234	(497)	109,521
Corporate	3,000	—	(46)	2,954
Small Business Administration loan pools	275	22	—	297
State and political subdivisions	504	4	—	508
Equity securities	500	—	(6)	494

	$131,153	$283	$(626)	$130,810

December 31, 2014
Available-for-sale securities
U.S. government-sponsored entities	$10,546	$16	$(162)	$10,400
Residential mortgage-backed securities (issued by government-sponsored entities)	35,867	680	(18)	36,529
Corporate	3,000	11	—	3,011
Small Business Administration loan pools	332	24	—	356
State and political subdivisions	2,169	24	—	2,193
Equity securities	500	—	(4)	496

	$52,414	$755	$(184)	$52,985

The amortized cost and fair value of held-to-maturity securities and the related gross unrecognized gains and losses were as follows:

	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Fair Value
December 31, 2015
Held-to-maturity securities
U.S. Government-sponsored entities	$2,669	$—	$(26)	$2,643
Residential mortgage-backed securities (issued by government sponsored entities)	230,554	1,208	(769)	230,993
Corporate	12,983	135	(360)	12,758
Small Business Administration loan pools	2,863	17	(5)	2,875
State and political subdivisions	61,470	2,077	(14)	63,533

	$310,539	$3,437	$(1,174)	$312,802

December 31, 2014
Held-to-maturity securities
U.S. Government-sponsored entities	$2,800	$9	$—	$2,809
Residential mortgage-backed securities (issued by government sponsored entities)	195,458	2,795	(82)	198,171
Corporate	12,976	73	(270)	12,779
Small Business Administration loan pools	3,220	14	(10)	3,224
State and political subdivisions	46,563	1,663	(20)	48,206

	$261,017	$4,554	$(382)	$265,189

The tables above present unrecognized losses on held-to-maturity securities since date of designation.

The fair value and amortized cost of debt securities at December 31, 2015, by contractual maturity, is shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Within one year	$100	$101	$3,741	$3,762
One to five years	12,768	12,712	14,753	15,083
Five to ten years	7,725	7,686	28,101	29,418
After ten years	276	296	33,390	33,546
Mortgage-backed securities	109,784	109,521	230,554	230,993

Total debt securities	$130,653	$130,316	$310,539	$312,802

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was approximately $368,926 at December 31, 2015 and $250,114 at December 31, 2014. At year-end 2015 and 2014, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of stockholders’ equity.

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014:

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
December 31, 2015
Available-for-sale securities
U.S. Government-sponsored entities	$9,923	$(77)	$—	$—	$9,923	$(77)
Residential mortgage-backed (issued by government-sponsored entities)	89,235	(497)	—	—	89,235	(497)
Corporate	2,954	(46)	—	—	2,954	(46)
Equity securities	—	—	494	(6)	494	(6)

Total temporarily impaired securities	$102,112	$(620)	$494	$(6)	$102,606	$(626)

December 31, 2014
Available-for-sale securities
U.S. Government-sponsored entities	$6,777	$(162)	$—	$—	$6,777	$(162)
Residential mortgage-backed (issued by government-sponsored entities)	2,499	(18)	—	—	2,499	(18)
Equity securities	—	—	496	(4)	496	(4)

Total temporarily impaired securities	$9,276	$(180)	$496	$(4)	$9,772	$(184)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
December 31, 2015
Held-to-maturity securities
U.S. Government-sponsored entities	$2,643	$(26)	$—	$—	$2,643	$(26)
Residential mortgage-backed (issued by government-sponsored entities)	99,181	(1,077)	87,992	(1,629)	187,173	(2,706)
Corporate	5,505	(12)	7,253	(360)	12,758	(372)
Small Business Administration loan pools	1,315	(5)	1,560	(40)	2,875	(45)
State and political subdivisions	3,180	(29)	6,300	(77)	9,480	(106)

Total temporarily impaired securities	$111,824	$(1,149)	$103,105	$(2,106)	$214,929	$(3,255)

December 31, 2014
Held-to-maturity securities
Residential mortgage-backed (issued by government-sponsored entities)	$18,093	$(30)	$121,617	$(1,480)	$139,710	$(1,510)
Corporate	4,296	(141)	8,483	(231)	12,779	(372)
Small Business Administration loan pools	—	—	1,720	(58)	1,720	(58)
State and political subdivisions	1,930	(11)	15,160	(351)	17,090	(362)

Total temporarily impaired securities	$24,319	$(182)	$146,980	$(2,120)	$171,299	$(2,302)

As of December 31, 2015, the Company held 24 available-for-sale securities and 101 held-to-maturity securities in an unrealized loss position. The tables above present unrealized losses on held-to-maturity securities since the date of the securities purchases, independent of the impact associated with changes in cost basis upon transfer from the available-for-sale designation to the held-to-maturity designation.

Unrealized losses on securities have not been recognized into income because the security issuers are of high credit quality, management does not intend to sell and it is more likely than not that the Company will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates. The fair value is expected to recover as the securities approach maturity.

The proceeds from sales and the associated gains and losses on available-for-sale securities reclassified from other comprehensive income to income are listed below:

	2015	2014	2013
Proceeds	$17,105	$36,627	$14,356
Gross gains	370	986	504
Gross losses	—	—	(4)
Income tax expense on net realized gains	142	377	187

Included in net gains on sales of and settlement of securities in the Company’s consolidated statement of income for 2015 is $386 received in connection with the bankruptcy settlement related to a political subdivision security written off in 2011.

During 2014, the Company reclassified securities with a carrying value of $6,188 from held-to-maturity to available-for-sale. This reclassification was the result of the Basel III final rules regarding regulatory capital, effective January 1, 2015, which restrict the amount of certain investments the Company may own. Because of the change in the capital treatment under Basel III, the reclassification was allowed without requiring the remainder of the held-to-maturity portfolio to be reclassified to available-for-sale. At the time the securities were reclassified, they were immediately sold, with a recognized gain on sale of $149.